SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(21.00%)	(21.00%)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	(0.00%)	(0.00%)
Change in valuation allowance	21.00%	21.00%
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%